3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Thailand, Baht
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1198	0.1015
Average rates	0.1130	0.0942
Kuwait, Dinars
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	12.7755	10.9791
Average rates	12.1043	10.5318
United Arab Emirates, Dirhams
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	1.0550	0.9006
Average rates	0.9950	0.8692
Singapore, Dollars
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	2.8464	2.4753
Average rates	2.7071	2.3130
USD
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	3.8748	3.3080
Average rates	3.6545	3.1920
Vietnamese Dong
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0002	0.0002
Average rates	0.0002	0.0001
Hong Kong dollar
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.4948	0.4233
Average rates	0.4663	0.4096
Euro Member Countries, Euro
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	4.4390	3.9693
Average rates	4.3092	3.6071
Hungary, Forint
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0138	0.0128
Average rates	0.0135	0.0117
Japan, Yen
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0353	0.0294
Average rates	0.0331	0.0285
Romanian leu
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.9527	0.8511
Average rates	0.9265	0.7896
United Kingdom, Pounds
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	4.9617	4.4714
Average rates	4.8701	4.1150
Turkish Liras
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.7331	0.8752
Average rates	0.7696	0.8759
Argentina, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1029	0.1755
Average rates	0.1369	0.1934
Chile, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0056	0.0054
Average rates	0.0057	0.0049
Uruguay, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1199	0.1149
Average rates	0.1190	0.1115
South Africa, Rand
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.2699	0.2690
Average rates	0.2764	0.2401
China, Yuan Renminbi
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.5636	0.5087
Average rates	0.5521	0.4726
Saudi Arabia, Riyals
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	1.0330	0.8821
Average rates	0.9744	0.8512
Qatar, Rials
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	1.0643	0.9088
Average rates	1.0039	0.8727
Oman, Rials
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	10.0696	8.6011
Average rates	9.4947	8.2978
Malaysia, Ringgits
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.9382	0.8180
Average rates	0.9053	0.7435
Rubles
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0556	0.0574
Average rates	0.0582	0.0548
Korea (South), Won
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0035	0.0031
Average rates	0.0033	0.0028